PROPERTY AND EQUIPMENT, NET - Depreciation expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
PROPERTY AND EQUIPMENT, NET
Depreciation expense	¥ 908,387	$ 139,216	¥ 696,528	¥ 566,491
Cost of Revenues
PROPERTY AND EQUIPMENT, NET
Depreciation expense	850,746	130,382	644,108	520,791
Selling and Marketing Expense
PROPERTY AND EQUIPMENT, NET
Depreciation expense	2,399	368	2,107	986
General and Administrative Expense
PROPERTY AND EQUIPMENT, NET
Depreciation expense	29,711	4,553	30,110	28,727
Research and Development Expense
PROPERTY AND EQUIPMENT, NET
Depreciation expense	¥ 25,531	$ 3,913	¥ 20,203	¥ 15,987